INCOME TAXES	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
INCOME TAXES	INCOME TAXES
Current income tax is the expected tax expense, payable or receivable on taxable income or loss for the period, using tax rates enacted or substantively enacted at reporting date, and any adjustment to tax payable in respect of previous years.
Income tax payable
Current income tax payable consisted of the following items as of December 31:

	2021	2020

Current tax payable	70	30
Uncertain tax provisions	158	145
Total income tax payable	228	175
The 2020 balance of uncertain tax provisions is shown net of income tax assets which can be utilized to offset future tax charges should they arise, resulting in an increase of the prior period provision by US$10, with the gross amount being US$155. No such adjustment is required in 2021.
VEON is involved in a number of disputes, litigation and regulatory proceedings in the ordinary course of its business, pertaining to income tax claims. The total value of these individual contingencies that are able to be quantified amounts to US$158 (2020: US$175). Due to the high level of estimation uncertainty, as described in ‘Source of estimation uncertainty’ disclosed below in this Note 8, it is not practicable for the Company to reliably estimate the financial effect for certain contingencies and therefore no financial effect has been included within the preceding disclosure. The Company does not expect any liability arising from these contingencies to have a material effect on the results of operations, liquidity, capital resources or financial position of the Company, however we note that an unfavorable outcome of some or all of the specific matters could have a material adverse impact on results of operations or cash flows for a particular period. This assessment is based on our current understanding of relevant facts and circumstances. As such, our view of these matters is subject to inherent uncertainties and may change in the future. For further details with respect to VEON’s uncertain tax provisions and tax risks, please refer to the ‘Accounting policies’ and ‘Source of estimation uncertainty’ disclosed below.
Income tax assets
The Company reported current income tax assets of US$70 (2020: US$73).
These tax assets mainly relate to advance tax payments in our operating companies which can only be offset against income tax liabilities in that relevant jurisdiction, in fiscal periods subsequent to the balance sheet date.
Income tax expense
Income tax expense consisted of the following for the years ended December 31:

	2021	2020	2019

Current income taxes
Current year	300	374	439
Adjustments in respect of previous years	43	(1)	5
Total current income taxes	343	373	444

Deferred income taxes
Movement of temporary differences and losses*	(65)	(71)	(16)
Changes in tax rates	—	—	(1)
Changes in recognized deferred tax assets	—	2	39
Adjustments in respect of previous years	(22)	9	3
Other	2	—	(7)
Total deferred tax expense / (benefit)	(85)	(60)	18

Income tax expense	258	313	462
*In 2021, a tower sale and subsequent lease transaction took place for which a deferred tax asset of US$146 was recorded in relation to the lease liability and a deferred tax liability of US$23 was recorded in relation to the Right of Use asset.
Effective tax rate
The table below outlines the reconciliation between the statutory tax rate in the Netherlands (25%) and the effective income tax rates for the Group, together with the corresponding amounts, for the years ended December 31:

	2021	2020	2019	Explanatory notes

Profit / (loss) before tax from continuing operations	908	(82)	1,044
Income tax benefit / (expense) at statutory tax rate (25%)	(227)	21	(261)

Difference due to the effects of:
Different tax rates in different jurisdictions	7	(28)	21	Certain jurisdictions in which VEON operates have income tax rates which are different to the Dutch statutory tax rate of 25%. Profitability in countries with lower tax rates (i.e. Russia, Ukraine) has a positive impact on the effective tax rate, partially
				offset with profitability in countries with higher rate (i.e. Pakistan, Bangladesh).
Non-deductible expenses	(44)	(209)	(90)
The Group incurs certain expenses which are non-deductible in the relevant jurisdictions. In 2021, such expenses mainly include intra-group expenses (i.e. interest on internal loans), certain non-income tax charges (i.e. minimum tax regimes) and other. In 2020, as in previous years, such expenses include impairment losses (unless resulting in a change in temporary differences), certain non-income tax charges (i.e. minimum tax regimes) and intra-group expenses (i.e. interest on internal loans).

Non-taxable income	198	37	5
The Group earns certain income which is non-taxable in the relevant jurisdiction. In
2021, non-taxable income included gain from sale of NTC Tower company. In 2020, non-taxable income included the revaluation of contingent consideration liability, as well as a gain relating to the settlement in connection with the dispute concerning the sale of Telecel Globe Limited. For further details, refer to Note 16 and Note 7, respectively.

Adjustments in respect of previous years	(21)	(3)	(49)
In 2021, adjustments mainly relates to corrections in prior year filings in Pakistan, as part of the Alternative Dispute Resolution Committee (“ADRC”) process. The effect of prior years’ adjustments relates to various updated tax positions.

Movements in (un)recognized deferred tax assets	(76)	(89)	(13)
Movements in (un)recognized deferred tax assets are primarily caused by tax losses and other credits for which no deferred tax asset has been recognized. This primarily occurs in holding entities in the Netherlands (2021: US$73, 2020: US$101, 2019: US$42) and in GTH (2021: US$(5)), 2020: US$—, 2019: US$43.

Withholding taxes	(73)	(56)	(50)	Withholding taxes are recognized to the extent that dividends from foreign operations are expected to be paid in the foreseeable future. In 2021, similar to previous years, expenses relating to withholding taxes were primarily influenced by dividends from
				Pakistan, Russia, Ukraine, Algeria and Uzbekistan.
Uncertain tax positions	(21)	(1)	6	The tax legislation in the markets in which VEON operates is unpredictable and gives rise to significant uncertainties (see ‘Source of estimation uncertainty’ below). During
2021, provisions were made for disputes in Russia, Italy. The impact of movements in uncertain tax positions is presented net of any corresponding deferred tax assets
				recognized.
Change in income tax rate	—	—	1	Changes in tax rates impact the valuation of existing temporary differences. The nominal tax rate as of 2022 will change in the Netherlands, however, this had no
				significant impact. Nominal tax rate changes occurred in Pakistan in 2019.
Other	(1)	15	(32)
In 2019, the Group recorded an increase in income tax liabilities of as a result of the settlement with the Egyptian Tax Authority for outstanding tax liabilities for GTH. Refer to Note 7 for further details.

Income tax benefit / (expense)	(258)	(313)	(462)

Effective tax rate	28.4%	-381.7%	44.3%

Deferred taxes
The Group reported the following deferred tax assets and liabilities in the statement of financial position as of December 31:

	2021	2020

Deferred tax assets	228	186
Deferred tax liabilities	(115)	(127)

Net deferred tax position	113	59

The following table shows the movements of net deferred tax positions in 2021:

		Movement in deferred taxes
	Opening balance	Net income statement movement	Held for sale	Other movements	Closing balance

Property and equipment	(274)	125	7	42	(100)
Intangible assets	(14)	33	19	(2)	36
Trade receivables	43	7	(15)	(3)	32
Provisions	28	2	(6)	(7)	17
Accounts payable	140	7	(23)	(34)	90

Withholding tax on undistributed earnings	(60)	(39)	—	1	(98)

Tax losses and other balances carried forwards	2,221	35	—	(64)	2,192
Non-recognized deferred tax assets	(2,025)	(88)	—	49	(2,064)

Other	—	3	—	5	8

Net deferred tax positions	59	85	(18)	(13)	113
In 2021, a tower sale and subsequent lease transaction took place for which a deferred tax asset of US$146 was recorded in relation to the lease liability and a deferred tax liability of US$23 was recorded in relation to the Right of Use asset.

The following table shows the movements of net deferred tax positions in 2020:

		Movement in deferred taxes
	Opening balance	Net income statement movement	Other movements	Closing balance

Property and equipment	(288)	(23)	37	(274)
Intangible assets	(38)	19	5	(14)
Trade receivables	47	1	(5)	43
Provisions	31	1	(4)	28
Accounts payable	156	7	(23)	140

Withholding tax on undistributed earnings	(52)	(8)	—	(60)

Tax losses and other balances carried forwards	2,026	113	82	2,221
Non-recognized deferred tax assets	(1,894)	(46)	(85)	(2,025)

Other	5	(4)	(1)	—

Net deferred tax positions	(7)	60	6	59
Unused tax losses and other credits carried forwards
VEON recognizes a deferred tax asset for unused tax losses and other credits carried forwards, to the extent that it is probable that the deferred tax asset will be utilized. The amount and expiry date of unused tax losses and other carry forwards for which no deferred tax asset is recognized are as follows:

As of December 31, 2021	0-5 years	6-10 years	More than 10 years	Indefinite	Total

Tax losses expiry
Recognized losses	(15)	—	—	(174)	(189)
Recognized DTA	3	—	—	50	53

Non-recognized losses	—	—	(707)	(8,553)	(9,260)
Non-recognized DTA	—	—	131	1,796	1,927

Other credits carried forwards expiry
Recognized credits	(2)	(73)	—	—	(75)
Recognized DTA	2	73	—	—	75

Non-recognized credits	—	—	—	(567)	(567)
Non-recognized DTA	—	—	—	137	137

As of December 31, 2020	0-5 years	6-10 years	More than 10 years	Indefinite	Total

Tax losses expiry
Recognized losses	—	(107)	—	(172)	(279)
Recognized DTA	—	27	—	49	76

Non-recognized losses	(1,546)	(1,006)	—	(6,660)	(9,212)
Non-recognized DTA	387	252	—	1,272	1,911

Other credits carried forwards expiry
Recognized credits	(19)	(102)	—	—	(121)
Recognized DTA	19	102	—	—	121

Non-recognized credits	—	—	—	(492)	(492)
Non-recognized DTA	—	—	—	115	115

Losses mainly relate to our holding entities in Luxembourg (2021: US$6,431; 2020: US$6,285) and the Netherlands (2021: US$2,360; 2020: US$2,659).
VEON reports the tax effect of the existence of undistributed profits that will be distributed in the foreseeable future. The Company has a deferred tax liability of US$98 (2020: US$60), relating to the tax effect of the undistributed profits that will be distributed in the foreseeable future, primarily in its Russian, Ukrainian and Pakistan operations.
As of December 31, 2021, undistributed earnings of VEON’s foreign subsidiaries (outside the Netherlands) which are indefinitely invested and will not be distributed in the foreseeable future, amounted to US$7,404 (2020: US$5,241). Accordingly, no deferred tax liability is recognized for this amount of undistributed profits.
ACCOUNTING POLICIES
Income taxes
Income tax expense represents the aggregate amount determined on the profit for the period based on current tax and deferred tax. In cases where the tax relates to items that are charged to other comprehensive income or directly to equity, the tax is also charged respectively to other comprehensive income or directly to equity.
Uncertain tax positions
The Group’s policy is to comply with the applicable tax regulations in the jurisdictions in which its operations are subject to income taxes. The Group’s estimates of current income tax expense and liabilities are calculated assuming that all tax computations filed by the Company’s subsidiaries will be subject to a review or audit by the relevant tax authorities. Uncertain tax positions are generally assessed individually, using the most likely outcome method. The Company and the relevant tax authorities may have different interpretations of how regulations should be applied to actual transactions (refer below for details regarding risks and uncertainties).
Deferred taxation
Deferred taxes are recognized using the liability method and thus are computed as the taxes recoverable or payable in future periods in respect of deductible or taxable temporary differences between the tax bases of assets and liabilities and their carrying amounts in the Company’s financial statements.
SOURCE OF ESTIMATION UNCERTAINTY
Tax risks
The tax legislation in the markets in which VEON operates is unpredictable and gives rise to significant uncertainties, which could complicate our tax planning and business decisions. Tax laws in many of the emerging markets in which we operate have been in force for a relatively short period of time as compared to tax laws in more developed market economies. Tax authorities in our markets are often less advanced in their interpretation of tax laws, as well as in their enforcement and tax collection methods.
Any sudden and unforeseen amendments of tax laws or changes in the tax authorities’ interpretations of the respective tax laws and/or double tax treaties, could have a material adverse effect on our future results of operations, cash flows or the amounts of dividends available for distribution to shareholders in a particular period (e.g. introduction of transfer pricing rules, Controlled Foreign Operation (“CFC”) legislation and more strict tax residency rules).
Management believes that VEON has paid or accrued all taxes that are applicable. Where uncertainty exists, VEON has accrued tax liabilities based on management’s best estimate. From time to time, we may also identify tax contingencies for which we have not recorded an accrual. Such unaccrued tax contingencies could materialize and require us to pay additional amounts of tax. The potential financial effect of such tax contingencies are disclosed in Note 7 and above in this Note 8, unless not practicable to do so.
Uncertain tax positions
Uncertain tax positions are recognized when it is probable that a tax position will not be sustained. The expected resolution of uncertain tax positions is based upon management’s judgment of the likelihood of sustaining a position taken through tax audits, tax courts and/or arbitration, if necessary. Circumstances and interpretations of the amount or likelihood of sustaining a position may change through the settlement process. Furthermore, the resolution of uncertain tax positions is not always within the control of the Group and it is often dependent on the efficiency of the legal processes in the relevant taxing jurisdictions in which the Group operates. Issues can, and often do, take many years to resolve.
Recoverability of deferred tax assets
Deferred tax assets are recognized to the extent that it is probable that the assets will be realized. Significant judgment is required to determine the amount that can be recognized and depends foremost on the expected timing, level of taxable profits, tax planning strategies and the existence of taxable temporary differences. Estimates made relate primarily to losses carried forward in some of the Group’s foreign operations. When an entity has a history of recent losses, the deferred tax asset arising from unused tax losses is recognized only to the extent that there is convincing evidence that sufficient future taxable profit will be generated. Estimated future taxable profit is not considered such evidence unless that entity has demonstrated the ability by generating significant taxable profit for the current year or there are certain other events providing sufficient evidence of future taxable profit. New transactions and the introduction of new tax rules may also affect judgments due to uncertainty concerning the interpretation of the rules and any transitional rules.